Risk management for financial instruments	12 Months Ended
Dec. 31, 2022
Risk management for financial instruments
Risk management for financial instruments

22.Risk management for financial instruments

The estimated fair values of cash, trade and other receivables, restricted cash, trade and other payables and accrued liabilities approximate their carrying values due to the relatively short-term nature of the instruments. The estimated fair values of current and long-term debt and obligations under finance lease also approximate carrying values due to the fact that effective interest rates are not significantly different from market.

Fair value measurements recognized in the consolidated statement of financial position must be categorized in accordance with the following levels:

a.	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
b.	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
c.	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company’s financial instruments carried at fair value on the consolidated statements of financial position consist of cash and restricted cash. Cash and restricted cash are valued using quoted market prices (Level 1). Share-based payment liability, contingent consideration, and derivative warrant liability are categorized using observable market inputs (Level 2). The Company did not value any financial instruments using valuation techniques based on non-observable market inputs (Level 3) as at December 31, 2022.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s approach in managing liquidity is to ensure, to the extent possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, by continuously monitoring actual and budgeted cash flows.

The Company has sustained losses over the last number of periods and has financed these losses mainly through a combination of equity and debt offerings. Management believes that it has raised sufficient cash to meet all of its contractual debt that is coming due in 2023 and has the ability to fund any operating losses that may occur in the upcoming periods.

The table below summarizes the Company’s contractual obligations into relevant maturity groups at the consolidated statement of financial position date based on the expected contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows for operations:

	2023	2024	2025	Total
Trade and other payables	$5,937,880	$—	$—	$5,937,880
Lease obligations	679,718	496,123	232,461	1,408,302
Crown Capital debt	7,701,650	—	—	7,701,650
Contingent consideration - WordZ	236,808	—	—	236,808
WordZ promissory note	432,939	—	—	432,939
HomeTech VTB loan	260,000	20,000	—	280,000
Total	$15,248,995	$516,123	$232,461	$15,997,579

Credit risk

Credit risk arises from the potential that a customer or counterparty will fail to perform its obligations. The Company is exposed to credit risk from its customers; however, the Company has a significant number of customers, minimizing the concentration of credit risk. Further, a large majority of the Company’s customers are economically stable organizations such as government agencies or departments with whom the Company transacts with on a regular basis, further reducing the overall credit risk.

Historically, the Company has suffered losses under trade receivables. In order to minimize the risk of loss from trade receivables, the Company’s extension of credit to customers involves review and approval by senior management and conservative credit limits for new or higher-risk accounts.

The Company reviews its trade receivable accounts regularly and writes down these accounts to their expected realizable values, by making an allowance for expected credit losses based on aging and historic collection of receivables. The allowance is recorded as an expense in the consolidated statements of loss and comprehensive loss. Shortfalls in collections are applied against this provision. Estimates for allowance for expected credit losses are determined by a customer-by-customer evaluation of collectability at each consolidated statement of financial position reporting date, taking into account the amounts that are past due and any available relevant information on the customers’ liquidity and going concern issues. Normal credit terms for amounts due from customers call for payment within 30 to 60 days.

The Company’s exposure to credit risk for trade receivables by geographic area was as follows:

	December 31, 2022	December 31, 2021
United States	48%	48%
Australia	29%	31%
United Kingdom	16%	14%
Rest of world	7%	7%
	100%	100%

The Company is subject to risk of non-payment of accounts receivable. The Company mitigates credit risk by assessing the credit worthiness of customers prior to extending credit and monitoring the aging and size of credit extended to customers. All of the Company’s cash is held with major financial institutions and thus the exposure to credit risk is considered low. Management actively monitors the Company’s exposure to credit risk under its financial instruments, including with respect to trade receivables.

The following is a breakdown of trade receivables aging, net of allowance of doubtful accounts:

	December 31, 2022	December 31, 2021
0 to 30 days	$2,723,119	$2,490,940
31 to 60 days	1,034,627	973,641
61 to 90 days	816,221	623,990
91 days and older	731,761	1,505,797
	$5,305,728	$5,594,368

At December 31, 2022, the allowance for doubtful accounts recorded against trade receivables is $399,470 (2021 - $316,202 and 2020 - $123,338). The activity of the allowance for doubtful accounts provision is as follows:

	December 31, 2022	December 31, 2021
Beginning of year	$316,202	$123,338
Add: provision for allowance for doubtful accounts	100,163	283,964
Less: write-offs	(6,635)	(112,116)
Foreign exchange adjustments	(10,260)	21,016
Expected credit loss – end of year	$399,470	$316,202

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company’s interest rate risk is primarily related to the Company’s interest-bearing debts on its consolidated statement of financial position. The Company does not have a material amount of long-term debt with variable interest rates, thereby minimizing the Company’s exposure to cash flow interest rate risk.

Foreign currency risk

Foreign currency risk arises because of fluctuations in exchange rates. The Company conducts a significant portion of its business activities in foreign currencies, primarily the U.S. and Australian dollars and Great Britain pounds with a large portion of the Company’s sales and operating costs being realized in these foreign currencies. The Company’s objective in managing its foreign currency risk is to minimize its net exposure to foreign currency cash flows by transacting, to the greatest extent possible, with third parties in Great Britain pounds, Canadian, U.S., and Australian dollars.

The financial assets and liabilities that are denominated in foreign currencies will be affected by changes in the exchange rate between the United States dollar and these foreign currencies. This primarily includes cash, restricted cash, trade and other receivables, trade and other payables, provisions and obligations under finance lease which were denominated in foreign currencies.

The Company’s Australian subsidiaries have a majority of revenue and expenses being transacted in Australian dollars. As of December 31, 2022, fluctuations of the Australian dollar relative to the United States dollar of 5% would result in an exchange gain or loss on the net financial assets, impacting the Company’s comprehensive income by approximately $6,000 (2021 – $23,000 and 2020 - $58,000).

The Company’s Canadian operations are exposed to exchange rate changes in the U.S. dollar relative to the Canadian dollar since a substantial portion of this business unit’s sales are denominated in U.S. dollars with most of the related expenses in Canadian dollars. A 5% fluctuation of the U.S. dollar would result in an exchange gain or loss on the net financial assets of approximately $53,000 as at December 31, 2022 (2021 – $22,000 and 2020 - $78,000).

The Company’s UK subsidiaries are exposed to exchange rate changes in the Great Britain pound relative to the United States dollar since a portion of this business unit’s sales are denominated in Great Britain pounds with most of the related expenses in United States dollars. A fluctuation of the Great Britain pound of 5% would result in an exchange gain or loss on the net financial assets of approximately $3,000 as at December 31, 2022 (2021 – $30,000 and 2020 - $23,000).

The Company does not currently use foreign exchange contracts to hedge its exposure of its foreign currencies cash flows as management has determined that this risk is not significant at this point in time. The Company recognized a foreign exchange gain from operations of $452,068 for the year ended December 31, 2022 (2021 – foreign exchange loss from operations of $22,130 and 2020 – foreign exchange gain of $132,306).

Capital management

The Company considers its capital structure to consist of shareholders’ equity and long-term debt. The Company’s objective in managing capital is to ensure sufficient liquidity to pursue its organic growth strategy, fund research and development and undertake selective acquisitions, while at the same time taking a conservative approach toward financial leverage and management of financial risk.